Financial Instruments - Derivatives Designated as Hedging Instruments - Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Gain/Loss [Line Items]
Total	$ (437)	$ (3,501)	$ 8,107
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	(5,446)	(7,042)	(3,338)
Total	$ (5,446)	$ (7,042)	$ (3,338)